Restructuring and Other Charges - Additional Information (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,435	$ 2,582	$ 4,419
Severance and Stock Based Compensation
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,900
Impairment of Equipment
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 700
Employee Severance and Retention | Second Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 1,800
Employee Severance, Stock-based Compensation and Retention Expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,400